UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

William Blair Directional Multialternative Fund
Schedule of Investments
November 30, 2015 (Unaudited)
	Shares	Value
COMMON STOCKS - 71.52%
Automobiles & Components - 2.28%
American Axle & Manufacturing Holdings, Inc. (a)	32,851	$747,689
Fuji Heavy Industries Ltd. (b)	19,200	794,451
Hota Industrial Manufacturing, Co. (b)	22,000	84,869
Tesla Motors, Inc. (a)	371	85,427
Toyota Motor Corp. (b)(c)	32,000	1,991,556
		3,703,992
Banks - 12.80%
Allegiance Bancshares, Inc. (a)	13,305	325,573
Alpha Bank AE (a)(b)	42,500	89,806
American National Bankshares, Inc.	2,755	71,630
Astoria Financial Corp.	48,218	777,274
Bank of America Corp. (c)	38,438	669,974
BB&T Corp.	31,494	1,216,298
Cheviot Financial Corp.	5,098	77,235
Citigroup, Inc. (c)	59,644	3,226,144
Citizens Financial Group, Inc.	36,931	983,473
Eastern Virginia Bankshares, Inc. (d)	42,551	291,049
Eurobank Ergasias SA (a)(b)	460,000	486,011
First Community Bancshares, Inc.	7,889	160,936
First Foundation, Inc. (a)(d)	34,231	784,917
FS Bancorp, Inc. (d)	4,113	106,691
HomeStreet, Inc. (a)	18,515	401,220
HomeTrust Bancshares, Inc. (a)(d)	22,568	451,134
JPMorgan Chase & Co. (c)	33,645	2,243,449
Lakeland Bancorp, Inc.	15,347	185,545
Malvern Bancorp, Inc. (a)(d)	11,337	183,886
Middleburg Financial Corp. (d)	8,006	147,070
National Bank of Greece SA (a)(b)	2,000,000	633,928
Old Second Bancorp, Inc. (a)	16,611	128,735
Opus Bank	7,120	280,386
PacWest Bancorp	10,637	500,152
People's Utah Bancorp (d)	17,622	299,750
Piraeus Bank SA (a)(b)	2,100,000	665,624
QCR Holdings, Inc. (d)	11,827	286,213
Radian Group, Inc. (c)	63,019	898,021
SI Financial Group Inc. (d)	10,957	142,222
SunTrust Banks, Inc.	26,794	1,163,396
SVB Financial Group (a)	12,006	1,590,555
Wells Fargo & Company	20,469	1,127,842
Westfield Financial, Inc. (d)	27,387	220,191
		20,816,330

Capital Goods - 1.53%
H&E Equipment Services, Inc.	15,373	307,614
HD Supply Holdings, Inc. (a)	22,881	723,726
Navistar International Corp. (a)	4,974	72,173
Neff Corp. (a)(c)	54,870	455,970
Stock Building Supply Holdings, Inc. (a)	40,398	694,441
Terex Corp.	11,308	231,588
		2,485,512
Commercial & Professional Services - 3.02%
Atento SA (a)(b)	12,894	141,705
Edenred (b)	15,270	316,457
Equifax, Inc.	5,270	587,605
Experian PLC (b)	26,809	497,361
FTI Consulting, Inc. (a)	5,745	214,748
Huron Consulting Group, Inc. (a)(c)	14,285	828,673
ManpowerGroup, Inc.	5,341	482,185
Nielsen Holdings PLC	6,315	294,784
Robert Half International, Inc.	2,936	150,264
SThree PLC (b)	46,206	227,735
Towers Watson & Co.	2,005	269,693
TransUnion (a)	1,955	49,989
TriNet Group, Inc. (a)	8,370	165,308
Verisk Analytics, Inc. (a)	3,652	273,717
WageWorks, Inc. (a)	7,393	314,498
West Corp. (c)	3,599	91,775
		4,906,497
Consumer Durables & Apparel - 3.85%
Beazer Homes USA, Inc. (a)	37,660	540,044
Century Communities, Inc. (a)	8,238	157,181
Crocs, Inc. (a)	10,627	118,225
D.R. Horton, Inc.	9,173	296,380
Deckers Outdoor Corp. (a)	3,367	164,781
G-III Apparel Group Ltd. (a)	5,597	256,734
Gildan Activewear, Inc. (b)	14,090	436,649
Kate Spade & Co. (a)	6,771	135,691
KB Home	46,109	649,676
PVH Corp.	4,264	389,261
Steven Madden Ltd. (a)	8,486	270,703
TRI Pointe Group, Inc. (a)	19,527	272,402
UCP, Inc. (a)(c)	63,625	496,275
VF Corp.	3,881	251,101
WCI Communities, Inc. (a)	61,991	1,500,802
William Lyon Homes - Class A (a)	19,171	334,917
		6,270,822
Consumer Services - 0.90%
Accordia Golf Trust (b)	2,848,800	1,141,096
Pinnacle Entertainment, Inc. (a)	9,851	323,014
		1,464,110

Diversified Financials - 7.27%
Affiliated Managers Group, Inc. (a)	4,608	816,676
Aiful Corp. (b)	127,000	424,872
Ashford, Inc. (a)(d)	2,694	166,570
Capital One Financial Corp. (c)	2,998	235,373
Cerved Information Solutions SpA (b)	18,928	143,028
Cowen Group, Inc. - Class A (a)	184,630	876,992
Discover Financial Services (c)	5,285	299,977
E*TRADE Financial Corp. (a)	18,479	562,316
LendingClub Corp. (a)	32,697	393,018
Markit Ltd. (a)(b)	9,496	280,132
Morgan Stanley (c)	49,367	1,693,288
MSCI, Inc.	6,481	454,448
Mulpha International BHD (a)(b)	7,087,000	447,485
Navient Corp.	19,702	234,651
OM Asset Management PLC (b)	43,167	699,737
State Street Corp. (c)	9,835	713,824
Synchrony Financial (a)	68,468	2,179,336
The Goldman Sachs Group, Inc. (c)	6,378	1,211,947
		11,833,670
Energy - 1.76%
Cameron International Corp. (a)(c)	10,953	747,980
DNO ASA (a)(b)	1,882,926	1,859,796
Emerald Oil, Inc. (a)	3,528	5,363
Ensco PLC (b)	7,889	135,060
Range Resources Corp.	4,038	115,406
		2,863,605
Food & Staples Retailing - 0.61%
Rite Aid Corp. (a)	126,553	997,238

Health Care Equipment & Services - 2.74%
Boston Scientific Corp. (a)	42,499	776,882
Centene Corp. (a)(c)	14,908	860,937
Health Net, Inc. (a)(c)	7,149	452,246
Humana, Inc. (c)	7,312	1,233,242
IMS Health Holdings, Inc. (a)(c)	5,088	141,039
Kindred Healthcare, Inc.	29,813	398,003
MedAssets, Inc. (a)	19,938	600,732
		4,463,081
Insurance - 1.75%
American Financial Group, Inc.	8,386	620,564
American International Group, Inc.	13,186	838,366
The Chubb Corp.	3,286	428,922
The Hartford Financial Services Group, Inc.	20,863	952,187
		2,840,039
Materials - 1.54%
Airgas, Inc.	2,325	321,315
Boise Cascade Co. (a)	8,427	263,765
Cytec Industries, Inc.	13,125	982,669

Louisiana-Pacific Corp. (a)(c)	35,516	653,494
Vulcan Materials Co.	2,840	291,583
		2,512,826
Media - 1.00%
Cablevision Systems Corp. - Class A	26,657	813,038
DISH Network Corp. - Class A (a)	3,420	214,468
IMAX Corp. (a)(b)	4,019	152,240
Media General, Inc. (a)	11,926	185,211
Rentrak Corp. (a)	5,300	256,467
		1,621,424
Pharmaceuticals, Biotechnology & Life Sciences - 1.33%
Dyax Corp. (a)	11,993	403,684
Myriad Genetics, Inc. (a)	11,812	513,822
Perrigo Co. PLC (b)(c)	3,484	520,475
ZS Pharma, Inc. (a)	7,976	717,521
		2,155,502
Real Estate - 3.54%
CA Immobilien Anlagen AG (b)	45,539	830,205
IMMOFINANZ AG (a)(b)	270,886	669,961
Kenedix, Inc. (b)	381,500	1,500,737
Leopalace21 Corp. (b)	255,600	1,496,901
Nomura Real Estate Holdings, Inc. (b)	7,300	142,955
The Howard Hughes Corp. (a)	4,134	511,748
Tokyo Tatemono Co. Ltd. (b)(c)	50,000	600,908
		5,753,415
Retailing - 1.93%
Amazon.com, Inc. (a)	1,027	682,750
American Eagle Outfitters, Inc.	11,940	185,906
Burlington Stores, Inc. (a)	7,929	381,464
Dollar General Corp.	2,329	152,340
DSW, Inc. - Class A	9,691	222,505
Expedia, Inc.	2,702	332,643
Francesca's Holdings Corp. (a)	13,208	197,195
Macy's, Inc.	3,008	117,553
Mattress Firm Holdings Corp. (a)	3,332	164,468
Nordstrom, Inc.	1,926	108,453
The Mens Wearhouse, Inc.	2,792	55,812
TripAdvisor, Inc. (a)	3,498	288,130
Wayfair, Inc. (a)	6,540	247,931
		3,137,150
Semiconductors & Semiconductor Equipment - 4.80%
Advanced Semiconductor Engineering, Inc. (b)	80,000	84,968
Avago Technologies Ltd. (b)	1,280	166,976
Broadcom Corp. - Class A (c)	62,372	3,407,382
Cypress Semiconductor Corp. (a)	42,855	463,691
Freescale Semiconductor Ltd. (a)	729	28,366
Globalwafers Co. Ltd. (a)(b)	33,321	79,006
Inotera Memories, Inc. (a)(b)	122,000	82,711

KLA-Tencor Corp.	10,141	674,072
ON Semiconductor Corp. (a)	43,450	476,212
PMC-Sierra, Inc. (a)	142,665	1,687,727
Siltronic AG (a)(b)	3,632	90,986
Sino-American Silicon Products, Inc. (b)	43,475	58,153
Sumco Corp. (b)	32,240	342,119
SunEdison Semiconductor Ltd. (a)	8,080	77,164
Win Semiconductors Corp. (b)	56,000	86,338
		7,805,871
Software & Services - 11.95%
Accenture PLC (b)	6,229	667,873
Activision Blizzard, Inc.	8,296	312,427
Adobe Systems, Inc. (a)	1,999	182,829
Akamai Technologies, Inc. (a)	5,275	303,893
Alibaba Group Holdings Ltd. - ADR (a)(c)	4,786	402,407
Alliance Data Systems Corp. (a)(c)	2,583	740,934
Alphabet, Inc. - Class A (a)	253	193,001
Alphabet, Inc. - Class C (a)(c)	428	317,833
Automatic Data Processing, Inc. (c)	8,669	747,788
Benefitfocus, Inc. (a)	5,972	241,985
Cardtronics, Inc. (a)	12,168	457,638
Cognizant Technology Solutions Corp. - Class A (a)(c)	8,257	533,237
comScore, Inc. (a)	6,399	269,398
CoStar Group, Inc. (a)	1,194	249,833
Demandware, Inc. (a)	1,120	57,288
eBay, Inc. (a)	4,883	144,488
EPAM Systems, Inc. (a)	3,514	276,657
EVERTEC, Inc. (b)	16,561	284,518
ExlService Holdings, Inc. (a)(c)	27,060	1,265,596
Gartner, Inc. (a)	847	79,025
Genpact Ltd. (a)	40,572	1,022,414
Global Payments, Inc. (c)	7,396	524,007
Guidewire Software, Inc. (a)	1,630	96,708
Heartland Payment Systems, Inc. (c)	14,872	1,179,944
HomeAway, Inc. (a)	9,666	341,790
HubSpot, Inc. (a)	2,330	126,309
Intuit, Inc.	2,532	253,706
King Digital Entertainment PLC (a)(b)	24,931	441,029
Marketo, Inc. (a)	3,950	119,566
MasterCard, Inc. - Class A	2,230	218,362
Microsoft Corp.	6,284	341,535
Paylocity Holding Corp. (a)	670	29,440
PayPal Holdings, Inc. (a)	30,920	1,090,239
Red Hat, Inc. (a)	2,346	190,988
salesforce.com, Inc. (a)	1,638	130,532
Solera Holdings, Inc. (c)	29,326	1,575,979
SS&C Technologies Holdings, Inc.	2,700	194,130
Vantiv, Inc. (a)	9,698	511,182

VeriFone Systems, Inc. (a)(c)	19,591	561,870
Verint Systems, Inc. (a)(c)	6,636	310,897
VeriSign, Inc. (a)	3,065	274,134
Visa, Inc. (c)	14,487	1,144,618
WEX, Inc. (a)(c)	8,714	821,469
Worldpay Group PLC (a)(b)	20,859	93,933
Zillow Group, Inc. - Class A (a)	1,505	39,175
Zillow Group, Inc. - Class C (a)	3,010	74,197
		19,436,801
Technology Hardware & Equipment - 2.04%
Arista Networks, Inc. (a)	1,325	97,414
Ciena Corp. (a)	15,855	397,009
Cisco Systems, Inc.	17,460	475,785
EMC Corp.	23,040	583,833
NetScout System, Inc. (a)	2,540	84,074
Nimble Storage, Inc. (a)	3,846	40,268
Pure Storage, Inc. - Class A (a)	9,755	125,937
QUALCOMM, Inc.	5,440	265,418
Ruckus Wireless, Inc. (a)	14,195	162,533
SanDisk Corp. (c)	13,174	973,163
Western Digital Corp.	1,930	120,451
		3,325,885
Telecommunication Services - 0.20%
NTT DOCOMO, Inc. (b)	17,300	327,191

Transportation - 3.96%
American Airlines Group, Inc.	10,021	413,466
Avis Budget Group, Inc. (a)(c)	15,121	565,374
Delta Air Lines, Inc.	9,269	430,638
Hertz Global Holdings, Inc. (a)	32,532	515,958
Irish Continental Group PLC (b)	129,141	729,984
Japan Airlines Co. Ltd. (b)(c)	35,600	1,216,434
Ryder System, Inc.	10,918	720,151
Swift Transportation Co. (a)	33,799	539,770
TNT Express NV (b)	28,185	229,503
United Continental Holdings, Inc. (a)	5,261	293,196
XPO Logistics, Inc. (a)	26,043	794,311
		6,448,785
Utilities - 0.72%
AGL Resources, Inc. (c)	18,782	1,175,190
TOTAL COMMON STOCKS (Cost $112,970,365)		116,344,936

	Principal
	Amount
CORPORATE BONDS - 4.59%
DNO ASA
8.750%, 06/18/2020 (b)	$800,000	569,000
FMG Resources August 2006 Pty Ltd.

9.750%, 03/01/2022 (e)	600,000	580,500
Frontier Communications Corp.
11.000%, 09/15/2025 (e)	279,000	274,118
Glencore Canada Financial Corp.
7.375%, 05/27/2020 (b)	700,000	1,025,680
Gulf Keystone Petroleum Ltd.
13.000%, 04/18/2017 (b)	800,000	496,000
13.000%, 04/18/2017 (b)	600,000	372,000
Novo Banco SA
3.500%, 01/02/2043 (b)	400,000	297,286
3.500%, 02/19/2043 (b)	100,000	74,057
Production Resource Group, Inc.
8.875%, 05/01/2019	804,000	651,240
Raiffeisen Bank International AG- ADR
4.500%, 02/21/2025 (b)	1,100,000	997,750
Scientific Games International Inc.
6.625%, 05/15/2021 (c)	445,000	260,325
Societe Generale SA
6.750%, 04/07/2049 (b)	900,000	976,655
Sprint Capital Corp.
8.750%, 03/15/2032	523,000	409,901
Time Warner Cable, Inc.
5.875%, 11/15/2040	253,000	245,207
WMIH Corp.
13.000%, 03/19/2030	21,842	21,296
TOTAL CORPORATE BONDS (Cost $7,475,359)		7,251,015

FOREIGN GOVERNMENT NOTES/BONDS - 0.14%
Hellenic Republic Government Bond
3.000%, 02/24/2028 (b)	300,000	223,529
3.000%, 02/24/2029 (b)	300,000	217,314
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $295,308)		440,843

MUTUAL FUNDS - 8.46%	Shares
Funds, Trusts, and Other Financial Vehicles - 8.46%
William Blair Macro Allocation Fund (f)	1,161,955	13,769,169
TOTAL MUTUAL FUNDS (Cost $15,012,101)		13,769,169

PURCHASED OPTIONS - 0.00%	Contracts
Call Options - 0.00%
Depomed, Inc.
Expiration: December 2015, Exercise Price $30.00	92	1,610
TOTAL PURCHASED OPTIONS (Cost $15,725)		1,610

REAL ESTATE INVESTMENT TRUSTS - 2.00%	Shares
Real Estate - 2.00%
Great Ajax Corp. (d)	48,482	617,176
Hulic Reit, Inc. (b)	224	300,054

Invesco Office J-Reit, Inc. (b)	552	450,157
Kenedix Retail REIT Corp. (b)	440	895,957
NIPPON REIT Investment Corp. (b)	410	992,317
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,292,370)		3,255,661

MONEY MARKET FUNDS - 5.58%
Money Market Fund - 5.58%
Fidelity Institutional Money Market Fund - Government Portfolio, 0.010% (g)	9,079,417	9,079,417
TOTAL MONEY MARKET FUNDS (Cost $9,079,417)		9,079,417

Total Investments (Cost $148,140,645) - 92.29%		150,142,651
Other Assets in Excess of Liabilities - 7.71%		12,540,666
TOTAL NET ASSETS - 100.00%		$162,683,317

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for written options, forwards, and securities sold short.
(d)	Securities are deemed to be illiquid. The value of the securities are $3,696,869, represents 2.27% of net assets.
(e)
Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at November 30, 2015, was $854,618, represents 0.53% of net assets. Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under Securities Act of 1933 may be deemed illiquid using procedures established by the Board of Trustees.

(f)	Affiliated company. See footnote 8
(g)	Variable rate security. The rate shown is as of November 30, 2015.
ADR	American Depositary Receipt

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by William Blair & Company.

The accompanying notes are an integral part of these schedule of investments.

William Blair Directional Multialternative Fund
Schedule of Securities Sold Short
November 30, 2015 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT
EQUITIES
ACE Ltd. (a)	(1,978)	$(227,173)
Acom Co. Ltd. (a)	(93,600)	(464,416)
Aetna, Inc.	(8,632)	(886,939)
AMC Networks, Inc. - Class A	(4,412)	(358,740)
American Homes 4 Rent - Class A (b)	(20,539)	(344,644)
ANA Holdings, Inc. (a)	(124,000)	(349,062)
Avago Technologies Ltd. (a)	(12,470)	(1,626,711)
AvalonBay Communities, Inc. (b)	(1,576)	(286,501)
Bank of Hawaii Corp.	(1,751)	(121,152)
BankUnited, Inc.	(8,100)	(306,180)
BOK Financial Corp.	(2,503)	(172,332)
Centene Corp.	(4,460)	(257,565)
Cerner Corp.	(5,308)	(316,357)
Charter Communications, Inc. - Class A	(5,514)	(1,033,103)
Chevron Corp.	(10,200)	(931,464)
Consumer Discretionary Select Sector SPDR Fund (c)	(915)	(73,914)
Consumer Staples Select Sector SPDR Fund (c)	(18,325)	(905,622)
Discovery Communications, Inc.	(5,655)	(176,097)
Duke Realty Corp. (b)	(13,269)	(270,024)
Eisai Co. Ltd. (a)	(4,000)	(259,564)
Equinix, Inc. (b)	(1,091)	(323,482)
Expedia, Inc.	(1,996)	(245,727)
Express Scripts Holdings Co.	(4,375)	(373,975)
Exxon Mobil Corp.	(12,000)	(979,920)
First Horizon National Corp.	(25,871)	(384,702)
Gaming & Leisure Properties, Inc. (b)	(8,373)	(227,662)
IDEXX Laboratories, Inc.	(4,888)	(346,168)
Investors Bancorp, Inc.	(30,451)	(390,382)
iShares Core S&P Small-Cap ETF (c)	(7,191)	(834,875)
iShares Global Utilities ETF (c)	(4,541)	(201,166)
iShares MSCI Brazil Capped ETF (c)	(3,840)	(86,477)
iShares MSCI Emerging Markets ETF (c)	(3,712)	(126,171)
iShares MSCI Taiwan ETF (c)	(12,206)	(165,147)
iShares North American Tech ETF (c)	(1,490)	(168,370)
iShares North American Tech-Software ETF (c)	(9,881)	(1,042,742)
iShares PHLX Semiconductor ETF (c)	(5,470)	(501,107)
iShares Russell 2000 ETF (c)	(6,638)	(790,519)
iShares Russell 2000 Growth ETF (c)	(7,721)	(1,133,211)
iShares Russell Mid-Cap Growth ETF (c)	(3,320)	(313,474)

iShares S&P Small-Cap 600 Growth ETF (c)	(2,352)	(306,960)
iShares Transportation Average ETF (c)	(2,990)	(436,211)
iShares US Comsumer Goods ETF (c)	(3,225)	(350,493)
iShares US Technology ETF (c)	(8,510)	(938,653)
Kintetsu Group Holdings Co. Ltd. (a)	(189,000)	(724,619)
Konecranes OYJ (a)	(9,046)	(250,547)
Lam Research Corp.	(5,070)	(396,474)
Lifepoint Health, Inc.	(4,499)	(322,173)
M&T Bank Corp.	(3,133)	(392,659)
Microsemi Corp.	(11,000)	(396,110)
Mobile Mini, Inc.	(11,758)	(416,821)
Mylan NV (a)	(1,900)	(97,470)
Nexstar Broadcasting Group, Inc. - Class A	(978)	(57,301)
Nielsen Holdings PLC (a)	(10,137)	(473,195)
Nippon Building Fund, Inc. (a)(b)	(140)	(661,093)
NXP Semiconductors NV (a)	(256)	(23,926)
Paychex, Inc.	(7,587)	(411,595)
People's United Financial, Inc.	(25,637)	(429,419)
Powershares Dynamic Media Portfolio (c)	(7,910)	(207,321)
PowerShares Dynamic Retail Portfolio (c)	(9,214)	(348,614)
PureFunds ISE Cyber Security ETF (c)	(25,420)	(690,153)
Realty Income Corp. (b)	(5,667)	(281,197)
Schlumberger Ltd. (a)	(7,842)	(605,010)
Scripps Networks Interactive Inc. - Class A	(2,360)	(134,048)
Sharp Corp. (a)	(150,000)	(153,396)
SL Green Realty Corp. (b)	(2,350)	(277,488)
SPDR S&P 500 ETF Trust (c)	(37,968)	(7,923,542)
SPDR S&P Retail ETF (c)	(5,975)	(266,306)
SPDR S&P Transportation ETF (c)	(12,512)	(582,809)
Spirit AeroSystems Holdings, Inc. - Class A	(1,815)	(95,197)
The Boeing Co.	(888)	(129,159)
The Hain Celestial Group, Inc.	(6,766)	(288,908)
The Priceline Group, Inc.	(102)	(127,383)
The WhiteWave Foods Co.	(3,298)	(133,998)
TonenGeneral Sekiyu KK (a)	(40,000)	(386,245)
Twenty-First Century Fox, Inc.	(7,741)	(228,437)
Ulta Salon Cosmetics & Fragrance, Inc.	(435)	(72,645)
UMB Financial Corp.	(3,696)	(194,779)
United Bankshares, Inc.	(4,989)	(210,137)
US Bancorp	(8,288)	(363,760)
Vale SA (a)	(80,000)	(269,600)
Valley National Bancorp	(19,403)	(216,149)
Vanguard Consumer Staples ETF (c)	(4,311)	(547,842)
Vanguard Small-Cap Growth ETF (c)	(2,843)	(358,957)
VMware, Inc.	(2,557)	(157,025)
Walgreens Boots Alliance, Inc.	(5,164)	(433,931)
Welltower, Inc. (b)	(4,299)	(271,654)

Western Digital Corp.	(70)	(4,369)
TOTAL EQUITIES (Proceeds $41,027,652)		(41,048,615)

	Principal
	Amount
CORPORATE BONDS
Rental and Leasing Services
The Hertz Corp.
7.375%, 01/15/2021	$(107,000)	(111,869)
6.250%, 10/15/2022	(107,000)	(111,815)
TOTAL CORPORATE BONDS (Proceeds $218,547)		(223,684)
Total Securities Sold Short (Proceeds $41,246,199)		$(41,272,299)

(a)	Foreign issued security.
(b)	Real estate investment trusts.
(c)	Exchange-traded Fund.

William Blair Directional Multialternative Fund
Schedule of Options Written
November 30, 2015 (Unaudited)

CALL OPTIONS
Depomed, Inc.
Expiration: December 2015, Exercise Price $34.00	(92)	$(2,300)
Perrigo Co. PLC
Expiration: December 2015, Exercise Price $150.00	(19)	(5,225)
Rite Aid Corp.
Expiration: December 2015, Exercise Price $8.00	(55)	(220)
TOTAL CALL OPTIONS		(7,745)

PUT OPTIONS
Rite Aid Corp.
Expiration: December 2015, Exercise Price $8.00	(55)	(770)
TOTAL PUT OPTIONS		(770)
Total Options Written (Premiums Received $11,426)		$(8,515)

William Blair Directional Multialternative Fund
Schedule of Open Futures Contracts
November 30, 2015 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
10-year JGB Future Contract	(3)	$(3,619,740)	Dec-15	$(5,118)
Nikkei 225 Future Contract	(10)	(1,604,387)	Dec-15	(132,412)
Total Futures Contracts Sold		$(5,224,127)		$(137,530)

William Blair Directional Multialternative Fund
Schedule of Open Forward Currency Contracts
November 30, 2015 (Unaudited)

Purchase Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	November 30, 2015	Delivered	Origination Date	(Depreciation)
Morgan Stanley & Co,. Inc.	100,000	2/1/2016	British Pound	150,635	U.S. Dollar	152,691	$(2,056)
TOTAL PURCHASE CONTRACTS							$(2,056)

Sale Contracts:
		Forward	Currency	U.S. $	Currency	U.S. $	Unrealized
	Notional	Expiration	to be	Value at	to be	Value on	Appreciation
Counterparty of contract	Amount	Date	Received	November 30, 2015	Delivered	Origination Date	(Depreciation)
Deutsche Bank	(623,000)	5/16/2016	U.S. Dollar	(661,695)	Euro	(671,700)	$10,005
Morgan Stanley & Co,. Inc.	(500,000)	1/22/2016	U.S. Dollar	(360,576)	Australian Dollar	(361,093)	517
Morgan Stanley & Co,. Inc.	(500,000)	1/22/2016	U.S. Dollar	(753,179)	British Pound	(754,866)	1,687
Morgan Stanley & Co,. Inc.	(5,500,000)	1/22/2016	U.S. Dollar	(5,820,914)	Euro	(5,827,998)	7,084
Morgan Stanley & Co,. Inc.	(200,000)	2/1/2016	U.S. Dollar	(211,726)	Euro	(215,737)	4,011
Morgan Stanley & Co,. Inc.	(1,400,000,000)	1/22/2016	U.S. Dollar	(11,392,639)	Japanese Yen	(11,417,219)	24,580
Morgan Stanley & Co,. Inc.	(1,000,000)	1/22/2016	U.S. Dollar	(233,737)	Malaysian Ringgit	(237,343)	3,606
Morgan Stanley & Co,. Inc.	(6,000,000)	1/22/2016	U.S. Dollar	(689,937)	Norwegian Krone	(691,599)	1,662
Morgan Stanley & Co,. Inc.	(900,000)	1/22/2016	U.S. Dollar	(636,859)	Singapore Dollar	(638,296)	1,437
TOTAL SALES CONTRACTS							$54,589

William Blair Directional Multialternative Fund
Schedule of Total Return Swaps
November 30, 2015 (Unaudited)
	Pay/Receive					Unrealized
	Total Return on		Termination	Notional	Number	Appreciation
Reference Entity (a)	Reference Entity	Financing Rate	Date	Amount	of Units	(Depreciation)
Aetna, Inc.	Receive	-0.330%	11/11/2016	(129,054)	(1,256)	$4,182
Alent PLC	Pay	1.154%	11/14/2016	1,856,502	245,062	(5,925)
Altera Corp.	Pay	0.833%	11/11/2016	2,783,880	52,725	(1,055)
Amlin PLC	Pay	1.154%	11/14/2016	608,744	61,309	(915)
ARRIS Group, Inc.	Receive	0.004%	01/06/2017	(62,882)	(2,057)	(185)
Baker Hughes, Inc.	Pay	0.833%	11/11/2016	1,145,419	21,184	20,760
Ball Corp.	Receive	0.004%	01/06/2017	(196,250)	(2,827)	(283)
Barclays PLC	Pay	1.160%	11/11/2016	336,251	100,000	(6,055)
BG Group PLC	Pay	1.154%	11/14/2016	3,230,729	208,569	(26,190)
BHP Billiton PLC	Pay	0.956%	11/11/2016	528,048	44,000	(65,946)
Bwin.Party Digital Entertainment PLC	Pay	1.154%	11/14/2016	331,816	213,397	(8,031)
Cameron International Corp.	Pay	0.833%	11/11/2016	337,353	4,940	(2,124)
Charter Communications, Inc. - Class A	Receive	-2.020%	11/11/2016	(454,910)	(2,428)	(3,035)
Delhaize Group	Pay	0.489%	11/14/2016	108,532	1,084	(1,296)
Equinix, Inc.	Receive	0.004%	01/06/2017	(888,907)	(2,998)	(9,863)
Genel Energy PLC	Pay	0.710%	11/11/2016	296,852	80,000	(103,858)
GVC Holdings PLC	Receive	-5.250%	11/14/2016	(20,711)	(3,716)	645
Halliburton Co.	Receive	-0.330%	11/11/2016	(945,441)	(23,725)	(2,610)
Humana, Inc.	Pay	0.833%	11/11/2016	758,980	4,500	1,125
Kabel Deutschland Holding AG	Pay	0.489%	11/14/2016	183,280	1,500	(1,234)
Koninklijke Ahold NV	Receive	-0.800%	11/14/2016	(112,066)	(5,149)	969
Pace PLC	Pay	1.154%	11/14/2016	84,868	14,137	2,360
Precision Castparts Corp.	Pay	0.833%	11/11/2016	3,843,332	16,599	3,984
Rexam PLC	Pay	1.154%	11/16/2016	540,095	61,929	5,288
Rio Tinto PLC	Receive	0.104%	11/11/2016	(794,655)	(24,000)	36,025
Royal Bank of Scotland Group	Pay	1.160%	11/11/2016	341,528	75,000	(14,068)
Royal Dutch Shell PLC - Class B	Receive	-0.700%	11/14/2016	(2,310,723)	(92,885)	66,891
RSA Insurance Group PLC	Pay	1.154%	11/14/2016	76,651	11,561	242
SABmiller PLC	Pay	1.154%	11/14/2016	1,058,939	17,465	(4,315)
Schlumberger Ltd.	Receive	-0.330%	11/11/2016	(272,880)	(3,537)	3,643
Telecity Group PLC	Pay	1.154%	11/14/2016	2,238,789	121,684	4,603
Telecom Italia SPA	Receive	-1.877%	11/14/2016	(446,978)	(346,035)	(10,278)
Telecom Italia-RSP	Pay	0.489%	11/14/2016	398,103	346,035	9,174
Time Warner Cable, Inc.	Pay	0.833%	11/11/2016	2,713,163	14,684	16,446
TNT Express NV	Pay	0.489%	11/14/2016	1,839,331	225,886	(11,353)
TOTAL NET UNREALIZED APPRECIATION (DEPRECIATION) ON TOTAL RETURN SWAPS						$(102,282)

(a) Morgan Stanley & Co., Inc. is the counterparty for these open total retun swaps.

The cost basis of investments for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$148,140,645
Gross unrealized appreciation on futures	-
Gross unrealized appreciation on forwards	54,589
Gross unrealized appreciation on swaps	176,337
Gross unrealized appreciation on investments	9,653,304
Gross unrealized appreciation on short positions	1,017,665
Gross unrealized appreciation on written options	3,406
Gross unrealized depreciation on futures	(137,530)
Gross unrealized depreciation on forwards	(2,056)
Gross unrealized depreciation on swaps	(278,619)
Gross unrealized depreciation on investments	(7,651,298)
Gross unrealized depreciation on short positions	(1,043,765)
Gross unrealized depreciation on written options	(495)
Net unrealized appreciation	$1,791,538

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as an open-end management investment company. The William Blair Directional Multialternative Fund (the
“Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to achieve capital appreciation with moderate volatility and moderate correlation to the broader markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The
Fund commenced operations on November 7, 2014. Class N shares are subject to a 0.25% Rule 12b-1 distribution fee.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

For foreign securities traded on foreign exchanges the Trust has selected Interactive Data's Fair Value Information Services ("FVIS") to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund's securities traded on those foreign exchanges.
The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security's corresponding
American Depositary Receipt, if one exists. FVIS provided the confidence interval for each security for which it provides a price. If the FVIS provides price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there are no transactions on such day, at the mean between the bid and asked prices. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fund securities including common stocks, convertible preferred stocks, exchange traded funds and rights, listed on the NASDAQ Stock
Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally be classified as Level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service
(“Pricing Service”). If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. The Fund's Pricing Services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value and generally will be classified as

Level 2. Fixed income securities including corporate bonds, convertible bonds, municipal bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, are valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.
options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Over-the-counter financial derivative instruments, such as foreign currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Schedule of open forward currency contracts.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2015:

	Level 1	Level 2	Level 3(3)	Total
Assets(1):
Common Stocks	$99,340,632	$17,004,304	$-	$116,344,936
Corporate Bonds	-	7,251,015	-	7,251,015
Foreign Government Notes/Bonds	-	440,843	-	440,843
Mutual Funds	13,769,169	-	-	13,769,169
Purchased Options	-	1,610	-	1,610
Real Estate Investment Trusts	617,176	2,638,485	-	3,255,661
Short-Term Investments	9,079,417		-	9,079,417
Total Assets	$122,806,394	$27,336,257	$-	$150,142,651

Liabilities:
Securities Sold Short
Common Stock	$(16,216,365)	$(2,587,849)	$-	$(18,804,214)
Corporate Bonds	-	(223,684)	-	(223,684)
Exchange-Traded Funds	(19,300,656)	-	-	(19,300,656)
Real Estate Investment Trusts	(2,282,652)	(661,093)	-	(2,943,745)
Total Securities Sold Short	(37,799,673)	(3,472,626)	-	(41,272,299)
Written Options	(6,215)	(2,300)	-	(8,515)

Total Liabilities	$(37,805,888)	$(3,474,926)	$-	$(41,280,814)

Other Financial Instruments(2)
Forwards	$-	$52,533	$-	$52,533
Futures	(137,530)	-	-	(137,530)
Swaps		(102,282)	-	(102,282)
Total Other Financial Instruments	$(137,530)	$(49,749)	$-	$(187,279)

(1) See the Schedule of Investments for industry classifications
(2) Other financial instruments are futures contracts, swap contracts and forward currency contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.
(3) The Fund measures Level 3 security as of the beginning and end of each financial reporting period. For the period ended November 30, 2015, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

The Fund did not invest in any Level 3 securities during the period ended November 30, 2015. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Transfers into Level 1	$-
Transfers out of Level 1	(90,986)
Net transfer in and/or out of Level 1	(90,986)

Transfers into Level 2	$90,986
Transfers out of Level 2	-
Net transfer in and/or out of Level 2	90,986

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2015 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$1,610	Written options, at value	$8,515
Equity Contracts - Futures	Net assets- Unrealized appreciation*	-	Net assets- Unrealized depreciation*	137,530
Foreign Exchange Contracts - Forwards	Unrealized appreciation on forward currency contracts	54,589	Unrealized depreciation on forward currency contracts	2,056
Equity Contracts - Swaps	Unrealized appreciation on open swap contracts	176,337	Unrealized depreciation on open swap contracts	278,619

Total		$232,536		$426,720

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period September 1, 2015 through November 30, 2015 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Equity Contracts	$56,635	$22,201	$(1,125)	$508,107	$-	$585,818
Foreign Exchange Contracts	-	-	-	-	424,979	424,979
Interest Rate Contracts	-	-	(56)	-	-	(56)
Total	$56,635	$22,201	$(1,181)	$508,107	$424,979	$1,010,741

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Equity Contracts	$(74,062)	$(9,867)	$(132,412)	$(204,698)	$-	$(421,039)
Foreign Exchange Contracts	-	-	-	-	107,317	107,317
Interest Rate Contracts	-	-	(5,118)	-	-	(5,118)
Total	$(74,062)	$(9,867)	$(137,530)	$(204,698)	$107,317	$(318,840)

William Blair- Transactions with Affiliates
Generally, an issuer is an affiliate of the Fund under the Investment Company Act of 1940 if the Fund holds 5% or more of the outstanding voting securities of the issuer or if the issuer is under common control with the Fund.

A summary of transactions of affiliates for the period ended, November 30, 2015 is as follows:

	August 31, 2015		Additions		Reductions		November 30, 2015	Dividend	Realized	November 30, 2015
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain (Loss)	Value	Cost
William Blair Macro Allocation Fund	1,317,157	$17,042,134	-	$-	(155,202)	$(2,030,033)	1,161,955	$-	$(180,034)	$13,769,169	$15,012,101

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel,  President

Date                 1/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                   John Buckel, President

Date                 1/22/2016

By (Signature and Title)*  /s/ Jennifer Lima
                                                    Jennifer Lima, Treasurer

Date                 1/22/2016

* Print the name and title of each signing officer under his or her signature.